Trade and other receivables - Summary of trade and other receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Non-current trade receivables	$ 1	$ 0
Non-current other financial receivables	286	240
Non-current finance lease receivables	52	0
Non-current receivables due from related parties	0	0
Non-current other receivables	123	129
Non-current prepayment of tolling charges to jointly controlled entities	221	228
Non-Current pension supluses	984	935
Non-current other prepayments	49	53
Total	1,716	1,585
Current trade receivables	2,097	2,167
Current other financial receivables	453	550
Current finance lease receivables	11	0
Current amounts due from equity accounted units	38	50
Current other receivables	209	226
Current prepayment of tolling charges to jointly controlled entities	0	0
Current pension surpluses	0	0
Current other prepayments	219	186
Total	3,027	3,179
Trade receivables	2,098	2,167
Other financial receivables	739	790
Finance lease receivables	63	0
Amounts due from equity accounted units	38	50
Other receivables	332	355
Prepayment of tolling charges to jointly controlled entities	221	228
Surplus In Plan	984	935
Other prepayments	268	239
Total	$ 4,743	$ 4,764